August 31, 1999



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Select Equity Trust (the "Trust")
         File Nos. 333-37453/811-08413


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus and statement of additional information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and amendment to the statement of additional information contained in the Funds' most recent post-effective amendment (Post-Effective Amendment No. 11 to Registration Statement No. 333-37453/811-08413)(the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on August 30, 1999.

     If you have any questions or would like further information, please call me at (617) 210-3681.

                                           Very truly yours,

                                           /s/ Allison McLellan

                                           Allison McLellan